Schedule of Deferred Tax Assets (Details) - TALENTEC SDN. BHD. [Member] - USD ($)	Jan. 31, 2025	Jul. 31, 2024	Jan. 31, 2024	Jul. 31, 2023	Jul. 31, 2022
Deferred tax assets:
Net operating loss carry-forwards	$ 141,352	$ 189,010		$ 242,146
Total deferred tax assets	141,352	189,010		242,146
Less: Valuation allowance	(141,352)	(189,010)	$ (222,941)	(242,146)	$ (246,326)
Total deferred tax assets, net